UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the  Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Goldman Capital Management, Inc.
Address: 320 Park Ave.
               New York NY 10022

Form 13F File Number: 28-10731____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Thomas F. Flynn
Title:         Treasurer
Phone:       212-415-7260

Signature, Place and Date of Signing:

Thomas F. Flynn   New York NY   February 13, 2006

Report Type (Check only one):
[X] 13F HOLDINGS REPORT.
[   ] 13F Notice.
[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        -0-
Form 13F Information Table Entry Total:   41
Form 13F Information Table Value Total:  $180,649

List of Other Included Managers: None

Name Of issuer	Title Of Class	Cusip	Market Value 	Shares/Prn Amt	SH/Prn	PUT	Investment 	Managers	Sole	Shared	None
			* 1000			/CALL	Discretion
AP PHARMA INC	COMMON STOCK	00202J104	1085	709000	SH		SOLE		709000
ABAXIS INC	COMMON STOCK	002567105	7053	428000	SH		SOLE		428000
ACCESS PHARMACEUTICALS INC	COMMON STOCK	00431M209	125	236000	SH		SOLE		236000
AMERICAN MEDICAL ALERT CORP	COMMON STOCK	027904101	2530	408000	SH		SOLE		408000
CELADON GROUP INC	COMMON STOCK	150838100	8970	311466	SH		SOLE		311466
COLUMBIA LABORATORIES INC	COMMON STOCK	197779101	9056	1947500	SH		SOLE		1947500
DOT HILL SYS CORP	COMMON STOCK	25848T109	8517	1229000	SH		SOLE		1229000
EP MEDSYSTEMS INC	COMMON STOCK	26881P103	2083	715800	SH		SOLE		715800
EPLUS INC	COMMON STOCK	294268107	247	17869	SH		SOLE		17869
FORGENT NETWORKS INC	COMMON STOCK	34629U103	3014	1159250	SH		SOLE		1159250
***FUEL-TECH NV	COMMON STOCK	359523107	7744	855280	SH		SOLE		855280
GP STRATEGIES CORP	COMMON STOCK	36225V104	4687	574400	SH		SOLE		574400
HARRIS INTERACTIVE INC	COMMON STOCK	414549105	2179	505652	SH		SOLE		505652
HYPERCOM CORP	COMMON STOCK	44913M105	5549	868400	SH		SOLE		868400
IMERGENT INC	COMMON STOCK	45247Q100	9043	1370100	SH		SOLE		1370100
INDUSTRIAL DISTRIBUTION GROUP	COMMON STOCK	456061100	4583	567200	SH		SOLE		567200
INFOCROSSING INC	COMMON STOCK	45664X109	3996	464123	SH		SOLE		464123
***INFONOW CORPORATION	COMMON STOCK	456664309	261	475000	SH		SOLE		475000
JARDEN CORPORATION	COMMON STOCK	471109108	904	30000	SH		SOLE		30000
LANDEC CORP	COMMON STOCK	514766104	2728	352000	SH		SOLE		352000
LIFETIME BRANDS INC	COMMON STOCK	53222Q103	9633	466049	SH		SOLE		466049
LIQUIDMETAL TECHNOLOGIES INC	COMMON STOCK	53634X100	146	166000	SH		SOLE		166000
***MDC PARTNERS INC	COMMON STOCK	552697104	9196	1436900	SH		SOLE		1436900
MEDICAL NUTRITION USA INC	COMMON STOCK	58461X107	62	20000	SH		SOLE		20000
MIKOHN GAMING CORP	COMMON STOCK	59862K108	4839	490298	SH		SOLE		490298
MONOLITHIC SYSTEM TECHNOLOGY	COMMON STOCK	609842109	8419	1530795	SH		SOLE		1530795
NAPCO SECURITY SYSTEMS INC	COMMON STOCK	630402105	3385	326778	SH		SOLE		326778
NATIONAL PATENT DEVELOPMENT	COMMON STOCK	637132101	861	186000	SH		SOLE		186000
NESTOR INC	COMMON STOCK	641074505	3799	656300	SH		SOLE		656300
PENN TREATY AMERICAN CORP	COMMON STOCK	707874400	6503	647729	SH		SOLE		647729
PHOTOMEDEX INC	COMMON STOCK	719358103	4581	2663500	SH		SOLE		2663500
REWARDS NETWORK INC	COMMON STOCK	761557107	1793	280100	SH		SOLE		280100
S1 CORP	COMMON STOCK	78463B101	465	106800	SH		SOLE		106800
SOURCE INTERLINK COMPANIES INC	COMMON STOCK	836151209	7356	661500	SH		SOLE		661500
STAR SCIENTIFIC INC	COMMON STOCK	85517P101	2439	1038000	SH		SOLE		1038000
SUMMUS INC	COMMON STOCK	866366305	865	368000	SH		SOLE		368000
THOMAS GROUP INC	COMMON STOCK	884402108	3578	436378	SH		SOLE		436378
ULTIMATE SOFTWARE GROUP INC	COMMON STOCK	90385D107	1907	100000	SH		SOLE		100000
UNIVERSAL ELECTRONICS INC	COMMON STOCK	913483103	10160	589725	SH		SOLE		589725
WORLD FUEL SERVICES CORP	COMMON STOCK	981475106	8578	254400	SH		SOLE		254400
***AMERICAN SAFETY INSURANCE	COMMON STOCK	G02995101	7730	461800	SH		SOLE		461800

			180649				No. of Other Managers	0
